Discontinued Operation of LGC (Details) - Schedule of consolidated statements of operations and comprehensive loss (Parentheticals) - USD ($)	1 Months Ended
	Jan. 29, 2021	Aug. 30, 2021
Schedule of consolidated statements of operations and comprehensive loss [Abstract]
Share consideration ordinary shares	5,555,548
Ordinary shares, price per share	$ 1.08
Reverse stock split, ordinary shares		1,111,110
Reverse stock split ordinary shares, price per share		$ 5.4
Comprised of assets	$ 7,804,412
Comprised of liabilities	$ 11,001,011